Prospectus 1 [Member] Investment Objectives and Goals - Prospectus 1 - PUTNAM MORTGAGE OPPORTUNITIES FUND	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund summaryAt a meeting on May 21, 2026, the Investment Manager (as defined below) recommended and the fund’s Board of Trustees (the “Board”) approved the proposed conversion of the fund from a mutual fund to an exchange-traded fund through the reorganization of the fund with and into a newly-organized exchange-traded fund (the “ETF”).The proposed reorganization is subject to a number of conditions, including approval by fund shareholders. A special meeting of shareholders of the fund to consider the proposed reorganization is currently scheduled for November 3, 2026, although the special meeting may be postponed or adjourned to a later date. If shareholders approve the proposed reorganization: ● The fund will be converted from a mutual fund to an exchange-traded fund. The conversion is anticipated to occur in or around the first quarter of 2027. ● The ETF will be managed using a different investment goal, investment strategies, and investment policies than those currently used by the fund and will be managed by a different portfolio management team. The principal risks of an investment in the ETF will be substantially similar to the principal risks of an investment in the fund, except that the ETF will also be subject to risks associated with investing in high-yield debt, loans, foreign and developing market securities, and inflation-linked instruments. In addition, as a shareholder of the ETF, you will also be subject to risks related to its ETF structure.Following the conversion, the ETF will be managed using a different investment goal, investment strategies, and investment policies than those currently used by the fund. Although the fund invests mainly in mortgages, mortgage-related fixed income securities and related derivatives, the ETF will invest in a diversified portfolio of U.S. and non-U.S. debt securities (including fixed, floating, and variable rate instruments) across multiple fixed income sectors. A full description of the ETF, the similarities and differences between it and the fund, a summary of the considerations of the Board in approving the proposed reorganization, and the terms of the proposed reorganization are contained in a prospectus/proxy statement (the “Prospectus/Proxy Statement”), which was mailed in late September 2026 to shareholders of record as of August 6, 2026. The Prospectus/Proxy Statement solicits votes from fund shareholders on the proposed reorganization.If shareholders approve the proposed reorganization, effective November 5, 2026, the fund will cease accepting purchase orders from new investors.For additional information, please see the section “Additional information about proposed conversion of the fund to an exchange-traded fund” in the fund’s prospectus. Please also refer to the Prospectus/Proxy Statement relating to the proposed reorganization, which can be obtained as described below.The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the ETF, nor is it a solicitation of any proxy. For more information regarding the ETF, or to receive a free copy of the Prospectus/Proxy Statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations), please call 1-800-225-1581. The Prospectus/Proxy Statement is also available for free on the Securities and Exchange Commission’s website (https://www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions. The fund, its trustees, officers, and other members of management may be deemed to be participants in any future solicitation of the fund’s shareholders in connection with the forthcoming meeting of shareholders. Shareholders may obtain information regarding the names, affiliations, and interests of these individuals in the Prospectus/Proxy Statement when it becomes available.
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks to maximize total return consistent with what the Investment Manager (as defined below) believes to be prudent risk. Total return is composed of capital appreciation and income.